WTS-Q1

Quarterly Report
March 31, 2026
MFS®  Global Tactical
Allocation Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 60.8%
Aerospace & Defense – 0.3%
Boeing Co., 6.388%, 5/01/2031		$88,000	$93,838
Boeing Co., 5.805%, 5/01/2050		314,000	303,552
Honeywell Aerospace, Inc., 4.6%, 3/16/2033 (n)		177,000	174,970
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (n)		177,000	175,620
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		76,000	74,506
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		138,000	142,720
			$965,206
Asset-Backed & Securitized – 4.0%
AA Bond Co. Ltd., 5.5%, 7/31/2050	GBP	134,000	$171,985
AA Bond Co. Ltd., 6.85%, 7/31/2050		150,000	206,134
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		$494,588	496,787
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		175,086	175,504
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		421,299	420,804
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		215,707	216,557
AREIT 2022-CRE6 Trust, “B”, FLR, 5.521% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		289,000	287,824
AREIT 2022-CRE6 Trust, “C”, FLR, 5.821% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		119,000	118,006
AREIT 2022-CRE6 Trust, “D”, FLR, 6.521% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	98,414
Arqiva Financing PLC, 4.882%, 12/31/2032	GBP	116,667	147,693
Auto ABS Co., 2026-1, “A”, 2.779%, 12/28/2038	EUR	100,000	115,265
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.169% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		$633,790	631,882
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.592%, 4/15/2053 (i)		942,109	38,059
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.194%, 7/15/2054 (i)		2,611,097	121,089
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.55%, 2/15/2054 (i)		6,288,656	368,818
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.128%, 3/15/2054 (i)		1,888,982	70,558
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.843%, 6/15/2054 (i)		5,397,869	162,061
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)		6,531,687	289,265
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.236%, 8/15/2054 (i)		5,003,980	234,975
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.513% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		235,440	235,366
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		158,143	160,223
BX Trust, 2024-PURE, “A”, FLR, 4.176% (CORRA + 1.9%), 11/15/2041 (n)	CAD	438,373	318,247
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		$193,496	162,120
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		55,865	55,945
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		153,065	153,426
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		139,037	139,230
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.756%, 4/15/2054 (i)		1,165,617	31,284
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.957%, 6/15/2063 (i)		2,933,136	101,002
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.024%, 6/15/2064 (i)		2,887,401	110,342
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)		334,396	335,043
ELM Trust, 2024-ELM, “C10”, 6.396%, 6/10/2039 (n)		100,000	100,133
Empire District Bondco LLC, 4.943%, 1/01/2033		278,706	282,402
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		38,866	38,953
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		47,523	47,655
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)		184,000	183,780
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		169,941	171,490
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		100,000	100,753
Fact S.A., 2026-1, “A”, FLR, 5% (EURIBOR - 1mo. + 0.63%) 3/20/2033	EUR	100,000	115,575
Finance Ireland Auto Receivables, “1A”, FLR, 2.801% (EURIBOR - 1mo. + 0.85%) 9/12/2033		335,710	388,635
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.921% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		$179,717	179,544
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)		119,842	119,200
Liberty Funding Pty Ltd., 2026-1, “A1A”, 4.555%, 10/10/2058	AUD	500,000	344,682
MF1 2022-FL8 Ltd., “A”, FLR, 5.026% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		$93,724	93,723
MF1 2022-FL8 Ltd., “B”, FLR, 5.626% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		281,312	281,283
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.26%, 5/15/2054 (i)		2,204,469	91,850
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.144%, 6/15/2054 (i)		4,335,957	155,645
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)		139,763	140,442

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		$200,541	$201,143
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		328,049	329,145
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		75,986	76,366
Panorama Auto Trust, 2026-1, “A”, FLR, 5.14% (BBSW - 1mo. + 1.02%), 3/15/2034	AUD	500,000	344,599
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.011% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)		$236,398	237,417
Red & Black Auto Germany S.a r.l., “A”, FLR, 2.451% (EURIBOR - 1mo. + 0.52%) 2/15/2035	EUR	100,000	115,564
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.594% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		$534,500	534,318
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.267% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		780,000	775,760
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.379% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)		206,416	206,371
Triton Trust, 2026-1, “A1MM”, FLR, 4.536% (BBSW - 1mo. + 0.7%), 2/15/2058	AUD	650,000	448,194
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)		$162,936	163,280
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		55,919	55,947
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.491%, 8/15/2054 (i)		4,779,446	272,982
			$12,770,739
Auto & Auto Components – 0.3%
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$228,000	$228,537
Ford Motor Credit Co. LLC, 3.305%, 5/17/2029	EUR	170,000	191,445
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033		$200,000	196,270
Forvia SE, 5.375%, 3/15/2031	EUR	100,000	113,809
Hyundai Capital America, 5.25%, 1/08/2027 (n)		$112,000	112,624
Hyundai Capital America, 4.5%, 9/18/2030 (n)		82,000	80,632
Volkswagen Bank GmbH, 3.75%, 12/10/2032	EUR	100,000	112,846
			$1,036,163
Brokerage & Asset Managers – 0.7%
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036		$352,000	$342,149
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)		250,000	246,692
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		324,000	320,400
Jefferies Financial Group, Inc., 5.5%, 2/15/2036		248,000	238,029
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	149,564
Low Income Investment Fund, 3.711%, 7/01/2029		140,000	135,362
LPL Holdings, Inc., 5.75%, 6/15/2035		186,000	185,264
LSEG Netherlands B.V., 3%, 11/06/2031	EUR	210,000	234,151
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		$159,000	159,020
The Carlyle Group, Inc., 5.05%, 9/19/2035		322,000	310,680
			$2,321,311
Building – 0.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034		$301,000	$297,444
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		113,000	112,061
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		112,000	111,554
Vulcan Materials Co., 5.7%, 12/01/2054		142,000	137,676
			$658,735
Business Services – 0.4%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	140,000	$169,417
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)		$78,000	79,388
Fidelity National Information Services, Inc., 4.55%, 3/10/2029		156,000	155,264
Fiserv, Inc., 4.4%, 7/01/2049		193,000	145,930
Iron Mountain, Inc., 4.75%, 1/15/2034	EUR	100,000	107,554
Paychex, Inc., 5.1%, 4/15/2030		$75,000	75,672
Paychex, Inc., 5.35%, 4/15/2032		185,000	185,933
Visa, Inc., 3.875%, 5/15/2044	EUR	130,000	141,908
Worldline S.A., 5.25%, 11/27/2029		200,000	199,564
			$1,260,630

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 2/01/2034		$77,000	$80,321
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		149,000	151,307
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		130,000	119,855
Comcast Corp., 6.05%, 5/15/2055		193,000	190,966
Eutelsat Communications SACA, 5.75%, 3/15/2031	EUR	100,000	115,820
Summer BidCo B.V., 8.875%, 1/31/2031		100,000	113,490
Videotron Ltd., 3.625%, 6/15/2029 (n)		$235,000	227,450
Ziggo Bond Co. B.V., 6.125%, 11/15/2032	EUR	140,000	137,329
			$1,136,538
Chemicals – 0.4%
Currenta Group Holdings S.à r.l., 5.5%, 5/15/2030	EUR	150,000	$172,067
Linde PLC, 3.4%, 2/14/2036		200,000	222,055
Linde PLC, 3.75%, 11/20/2038		100,000	111,191
Maxam Prill S.à r.l., 6%, 7/15/2030		168,000	191,902
Novonesis (Novozymes), “B”, 3.625%, 3/19/2033		200,000	229,849
SNF Group SACA, 5.626%, 3/31/2031 (n)		$200,000	202,360
			$1,129,424
Conglomerates – 0.5%
Assa Abloy AB, 3.371%, 9/09/2032	EUR	120,000	$135,772
Eaton Corp. PLC, 4.5%, 3/06/2033		$200,000	197,258
Eaton Corp. PLC, 4.8%, 3/06/2036		200,000	197,458
Regal Rexnord Corp., 6.05%, 4/15/2028		187,000	191,797
Regal Rexnord Corp., 6.3%, 2/15/2030		112,000	117,350
Smiths Group PLC, 3.625%, 11/13/2033	EUR	260,000	289,615
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$339,000	348,681
			$1,477,931
Consumer Products – 0.2%
Galderma Finance Europe Co., 3.375%, 3/17/2031	EUR	200,000	$228,013
Henkel AG & Co. KGaA, 3.625%, 4/02/2031		200,000	232,270
International Design Group S.p.A., 10%, 11/15/2028		144,000	173,316
			$633,599
Consumer Services – 0.2%
Airbnb, Inc., 4.65%, 3/16/2031		$105,000	$104,763
Airbnb, Inc., 5.25%, 3/16/2036		44,000	44,045
Eurofins Scientific SE, 3.875%, 2/05/2033	EUR	100,000	113,243
Pluxee N.V., 3.75%, 9/04/2032		200,000	225,933
Service Corp. International, 5.75%, 10/15/2032		$233,000	232,552
			$720,536
Diversified Financial Services – 0.7%
Aroundtown S.A., 3%, 10/16/2029	GBP	120,000	$143,223
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		$388,000	377,903
Fastighets AB Balder, 3.625%, 8/25/2031	EUR	170,000	189,189
Heimstaden Bostad AB, 8.375%, 1/29/2030		156,000	184,217
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$64,000	63,673
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		107,000	112,044
Muthoot Finance Ltd., 5.75%, 8/04/2030 (n)		200,000	191,898
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)		98,000	98,904
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)		78,000	78,838
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)		138,000	127,343
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035	EUR	200,000	220,389
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		$410,000	400,318
			$2,187,939

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 1.1%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$253,000	$265,300
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		208,000	210,533
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033	EUR	238,000	271,422
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$218,961	219,901
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)		200,000	193,820
Emirates NBD Bank PJSC, 3.236%, 2/13/2031	EUR	160,000	177,620
Export-Import Bank of India, 5%, 1/12/2036 (n)		$730,000	714,133
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		208,000	210,334
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)		200,000	191,203
Qatar Petroleum, 3.125%, 7/12/2041		236,000	171,376
Republic of Hungary, 4.375%, 6/27/2030	EUR	437,000	506,456
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		$317,000	291,104
Saudi Arabian Oil Co., 6.375%, 6/02/2055		203,000	201,672
			$3,624,874
Emerging Market Sovereign – 11.5%
Czech Republic, 3.5%, 5/30/2035	CZK	5,840,000	$248,502
Czech Republic, 5.3%, 9/19/2035		10,000,000	486,580
Federative Republic of Brazil, 10%, 1/01/2035	BRL	14,918,000	2,342,021
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)	EUR	1,021,000	1,167,897
Hellenic Republic (Republic of Greece), 3.375%, 6/16/2036 (n)		865,000	959,423
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		482,000	526,843
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$249,000	251,225
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		725,000	705,961
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	7,993,000	203,107
Oriental Republic of Uruguay, 9.75%, 7/20/2033		9,217,000	251,509
Oriental Republic of Uruguay, 8%, 10/29/2035		13,812,625	344,658
People's Republic of China, 3.13%, 11/21/2029	CNY	16,970,000	2,620,247
People's Republic of China, 1.43%, 1/25/2030		16,700,000	2,416,522
People's Republic of China, 1.63%, 10/25/2030		4,400,000	640,023
People's Republic of China, 2.88%, 2/25/2033		28,910,000	4,534,701
People's Republic of China, 2.27%, 5/25/2034		4,700,000	708,035
People's Republic of China, 1.83%, 8/25/2035		3,300,000	477,891
Republic of Costa Rica, 7.158%, 3/12/2045		$600,000	636,954
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		200,000	205,199
Republic of Hungary, 4%, 7/25/2029	EUR	879,000	1,029,622
Republic of Korea, 1.875%, 6/10/2029	KRW	5,560,190,000	3,438,559
Republic of Korea, 1.375%, 6/10/2030		3,450,400,000	2,044,520
Republic of Korea, 2.5%, 9/10/2030		5,025,000,000	3,107,807
Republic of Paraguay, 6%, 2/09/2036 (n)		$500,000	517,800
Republic of Peru, 5.375%, 2/08/2035		900,000	897,345
Republic of Peru, 6.85%, 8/12/2035	PEN	5,937,000	1,736,485
Republic of Poland, 3.625%, 1/11/2034	EUR	500,000	576,138
Republic of Romania, 6%, 5/25/2034		$612,000	593,543
Republic of South Africa, 8.75%, 2/28/2048	ZAR	18,000,000	962,217
United Mexican States, 5.85%, 7/02/2032		$238,000	238,857
United Mexican States, 7.5%, 5/26/2033	MXN	16,000,000	817,649
United Mexican States, 5.625%, 2/09/2034		$200,000	195,600
United Mexican States, 6.625%, 1/29/2038		200,000	203,800
United Mexican States, 6.125%, 2/09/2038		700,000	682,150
			$36,769,390
Energy - Independent – 0.2%
Aker BP ASA, 4%, 5/29/2032	EUR	190,000	$218,150
Occidental Petroleum Corp., 6.45%, 9/15/2036		$158,000	168,823
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		231,000	231,536
Var Energi AS, 3.875%, 3/12/2031	EUR	160,000	183,889
			$802,398

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.2%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	180,000	$129,859
BP Capital Markets PLC, 6%, 2/19/2173	GBP	190,000	251,338
Eni S.p.A, 4.25%, 5/19/2033	EUR	180,000	214,262
Exxon Mobil Corp., 1.408%, 6/26/2039		250,000	208,089
			$803,548
Entertainment & Leisure – 0.1%
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		$259,000	$261,588
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036		47,000	46,175
			$307,763
Food & Beverages – 0.9%
Anheuser-Busch InBev S.A./N.V., 4.125%, 5/19/2045	EUR	100,000	$109,360
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$161,000	149,906
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		160,000	155,387
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	310,432
Danone S.A., 3.785%, 4/01/2034	EUR	200,000	231,451
Flowers Foods, Inc., 5.75%, 3/15/2035		$69,000	65,922
Flowers Foods, Inc., 6.2%, 3/15/2055		29,000	23,524
Heineken N.V., 3.505%, 5/03/2034	EUR	190,000	214,364
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.5%, 1/15/2036		$198,000	198,091
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052		106,000	107,306
Kraft Heinz Foods Co., 4.375%, 6/01/2046		227,000	177,478
Magnum ICC Finance B.V., 4%, 11/26/2037	EUR	160,000	177,215
Maple Parent Holdings Co., 4.728%, 3/26/2035		200,000	230,634
Mars, Inc., 4.8%, 3/01/2030 (n)		$168,000	169,768
Mars, Inc., 5.2%, 3/01/2035 (n)		261,000	263,485
Mars, Inc., 5.7%, 5/01/2055 (n)		259,000	252,544
			$2,836,867
Forest & Paper Products – 0.1%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$359,000	$358,483
Smurfit Kappa Treasury Co., 3.489%, 11/24/2031	EUR	100,000	113,041
			$471,524
Global Systemically Important Banks – 1.5%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$108,000	$109,538
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		312,000	282,740
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		205,000	209,088
BNP Paribas S.A., 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)		200,000	193,258
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		112,000	112,088
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		224,000	219,857
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037		234,000	228,775
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037		200,000	196,408
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		267,000	275,188
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		548,000	482,512
JPMorgan Chase & Co., 3.136% to 2/18/2031, FLR (EURIBOR - 3mo. + 0.76%) to 2/18/2032	EUR	260,000	292,653
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		$196,000	200,614
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036		261,000	259,116
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		262,000	251,233
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		306,000	310,486
UBS Group AG, 3.125%, 2/13/2031	EUR	240,000	272,007
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$448,000	396,198
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		365,000	322,003
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		109,000	111,113
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		229,000	210,264
			$4,935,139

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 0.1%
WSP Global, Inc., 5.714%, 9/18/2036 (n)		$282,000	$279,463
Insurance – 0.4%
Aviva PLC, 4.625%, 8/28/2056	EUR	166,000	$191,483
Corebridge Financial, Inc., 4.35%, 4/05/2042		$132,000	108,481
Corebridge Financial, Inc., 6.875% to 12/01/2030, FLR (CMT - 5yr. + 3.181%) to 6/01/2174		132,000	134,505
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		179,000	176,255
Mapfre S.A., 3.125%, 1/20/2032	EUR	200,000	225,008
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$246,000	252,684
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		235,000	248,810
			$1,337,226
Insurance - Health – 0.2%
Bupa Finance PLC, 6.625%, 11/18/2045	GBP	100,000	$127,754
Humana, Inc., 5.375%, 4/15/2031		$125,000	126,344
Humana, Inc., 5.55%, 5/01/2035		303,000	299,609
UnitedHealth Group, Inc., 5.15%, 7/15/2034		223,000	224,901
			$778,608
Insurance - Property & Casualty – 0.7%
American International Group, Inc., 5.125%, 3/27/2033		$182,000	$183,754
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		75,000	81,101
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		161,000	154,240
Asurion LLC, 8%, 12/31/2032 (n)		163,000	169,104
Asurion LLC, 8.375%, 2/01/2034 (n)		79,000	76,698
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	456,000	330,968
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035		$145,000	148,605
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		242,000	243,847
Liberty Mutual Group, Inc., 3.875%, 9/26/2035	EUR	290,000	321,039
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		$221,000	207,216
Progressive Corp., 5.15%, 3/26/2036		182,000	182,257
			$2,098,829
International Market Quasi-Sovereign – 0.4%
Aena SME S.A., 3.5%, 1/22/2036	EUR	100,000	$111,970
Belfius Bank S.A., 4% to 4/29/2033, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 4/29/2038		100,000	112,686
Electricite de France S.A., 4.625%, 1/25/2043		100,000	112,998
Landsbankinn hf. (Republic of Iceland), 3.625%, 11/03/2032		140,000	156,677
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$317,000	280,315
Swisscom Finance B.V., 3.625%, 11/17/2037	EUR	370,000	409,428
			$1,184,074
International Market Sovereign – 14.7%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	2,226,000	$1,148,432
Commonwealth of Australia, 3%, 3/21/2047		1,119,000	545,850
Federal Republic of Germany, 2.5%, 8/15/2054	EUR	460,000	440,607
Government of Bermuda, 5%, 7/15/2032 (n)		$716,000	712,420
Government of Canada, 2.25%, 2/01/2028	CAD	2,822,000	2,008,000
Government of Canada, 1.5%, 12/01/2031		5,885,000	3,868,464
Government of Canada, 2.75%, 12/01/2055		885,000	509,281
Government of Japan, 1.3%, 9/20/2030	JPY	310,850,000	1,921,940
Government of Japan, 0.2%, 6/20/2036		156,000,000	788,714
Government of Japan, 1.1%, 6/20/2043		379,000,000	1,753,017
Government of Japan, 0.4%, 3/20/2050		320,600,000	1,001,606
Government of Japan, 0.7%, 12/20/2051		258,650,000	831,174
Government of Japan, 2.4%, 3/20/2055		229,000,000	1,115,153
Government of New Zealand, 4.5%, 5/15/2030	NZD	1,924,000	1,123,748
Government of New Zealand, 1.5%, 5/15/2031		3,208,000	1,611,586
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	1,321,000	1,495,322

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Kingdom of Spain, 3.9%, 7/30/2039 (n)	EUR	3,197,000	$3,747,519
Republic of France, 2.7%, 2/25/2031 (n)		1,870,000	2,117,995
Republic of France, 3.5%, 11/25/2035 (n)		2,235,000	2,535,792
Republic of France, 4.1%, 5/25/2046 (n)		953,000	1,075,716
Republic of France, 3.25%, 5/25/2055 (n)		1,354,000	1,258,831
Republic of Iceland, 5%, 11/15/2028	ISK	18,271,000	137,922
Republic of Iceland, 6.5%, 1/24/2031		7,737,000	59,892
Republic of Italy, 2.85%, 2/01/2031	EUR	885,000	1,004,118
Republic of Italy, 1.45%, 3/01/2036		3,354,000	3,111,457
Republic of Italy, 4.1%, 4/30/2046 (n)		2,030,000	2,255,102
Republic of Italy, 4.3%, 10/01/2054 (n)		537,000	596,010
United Kingdom Treasury, 4%, 10/22/2031	GBP	2,559,397	3,302,692
United Kingdom Treasury, 4.25%, 6/07/2032		52,000	67,828
United Kingdom Treasury, 4.5%, 3/07/2035		2,100,000	2,707,187
United Kingdom Treasury, 1.25%, 10/22/2041		2,338,000	1,781,937
United Kingdom Treasury, 1.5%, 7/22/2047		929,000	615,304
			$47,250,616
Local Authorities – 0.3%
Province of Alberta, 1.65%, 6/01/2031	CAD	180,000	$119,186
Province of British Columbia, 2.95%, 6/18/2050		300,000	159,605
Province of Ontario, 3.25%, 7/03/2035	EUR	210,000	239,108
Province of Ontario, 4.45%, 11/20/2035		$308,000	304,962
			$822,861
Media – 0.5%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	236,000	$267,710
News Corp., 3.875%, 5/15/2029 (n)		$395,000	381,204
Omnicom Group, Inc., 3.85%, 5/02/2034	EUR	350,000	392,162
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		$239,000	226,952
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		194,000	182,341
			$1,450,369
Medical & Health Technology & Services – 0.4%
Baxter International, Inc., 4.9%, 12/15/2030		$68,000	$67,123
Baxter International, Inc., 5.65%, 12/15/2035		87,000	84,966
Becton, Dickinson and Co., 4.874%, 2/08/2029		261,000	263,911
HCA, Inc., 4.9%, 11/15/2035		151,000	145,988
HCA, Inc., 5.7%, 11/15/2055		142,000	132,095
New York Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery, 2.667%, 10/01/2050		255,000	154,785
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		153,000	151,778
Thermo Fisher Scientific Finance I B.V., 3.628%, 12/01/2035	EUR	190,000	215,253
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032		$222,000	219,671
			$1,435,570
Medical Equipment – 0.2%
Abbott Laboratories, 4.65%, 3/15/2036		$331,000	$323,671
Stryker Corp., 5.2%, 2/10/2035		198,000	200,489
			$524,160
Metals & Mining – 0.2%
BHP Billiton Finance Ltd., 3.643%, 9/04/2035	EUR	190,000	$212,613
Glencore Finance (Canada) Ltd., 5.55%, 10/25/2042 (n)		$18,000	17,170
Norsk Hydro ASA, 3.75%, 6/17/2033	EUR	160,000	183,299
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$217,000	224,100
			$637,182

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – 0.7%
Cheniere Energy Partners, L.P., 5.55%, 10/30/2035		$267,000	$271,899
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		265,000	277,994
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		266,000	250,538
Energy Transfer LP, 5.95%, 5/15/2054		200,000	187,535
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	225,000	151,685
Plains All American Pipeline LP, 5.7%, 9/15/2034		$199,000	203,271
Plains All American Pipeline LP, 5.6%, 1/15/2036		115,000	115,373
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)		41,000	39,978
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)		130,000	135,669
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		58,000	57,737
Targa Resources Corp., 4.95%, 4/15/2052		287,000	239,931
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		312,000	289,413
			$2,221,023
Mortgage-Backed – 6.1%
Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046		$1,724,293	$1,705,561
Fannie Mae, 5%, 3/01/2036 - 8/01/2040		586,686	592,148
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		46,602	48,078
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		75,740	79,263
Fannie Mae, 4%, 11/01/2040 - 12/01/2040		411,819	396,130
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		972,600	909,096
Fannie Mae, 2.5%, 2/25/2051 (i)		121,636	17,098
Fannie Mae, 4.561%, 12/25/2053		256,472	257,562
Fannie Mae, 5.061%, 12/25/2054		232,424	234,203
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 4/01/2052		891,312	756,143
Fannie Mae, UMBS, 2%, 2/01/2051 - 2/01/2052		642,413	523,346
Fannie Mae, UMBS, 3%, 12/01/2051 - 4/01/2052		625,845	552,095
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053		385,464	393,816
Fannie Mae, UMBS, 5.5%, 11/01/2053		61,707	62,229
Freddie Mac, 1.373%, 3/25/2027 (i)		809,000	9,038
Freddie Mac, 0.593%, 1/25/2030 (i)		1,003,595	20,058
Freddie Mac, 1.797%, 4/25/2030 (i)		1,420,926	92,599
Freddie Mac, 1.839%, 4/25/2030 (i)		1,365,340	90,702
Freddie Mac, 1.666%, 5/25/2030 (i)		1,747,943	111,205
Freddie Mac, 1.799%, 5/25/2030 (i)		3,920,368	262,963
Freddie Mac, 1.341%, 6/25/2030 (i)		1,615,349	81,560
Freddie Mac, 1.597%, 8/25/2030 (i)		1,436,842	88,752
Freddie Mac, 1.168%, 9/25/2030 (i)		905,456	42,263
Freddie Mac, 1.08%, 11/25/2030 (i)		1,823,916	81,614
Freddie Mac, 0.318%, 1/25/2031 (i)		6,640,290	77,918
Freddie Mac, 0.508%, 3/25/2031 (i)		8,056,112	165,833
Freddie Mac, 0.937%, 7/25/2031 (i)		1,499,257	67,885
Freddie Mac, 0.536%, 9/25/2031 (i)		6,201,367	161,477
Freddie Mac, 0.854%, 9/25/2031 (i)		1,902,494	77,616
Freddie Mac, 0.566%, 12/25/2031 (i)		1,517,361	40,997
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		9,903	10,084
Freddie Mac, 0.905%, 9/25/2034 (i)		1,094,107	73,899
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		160,984	163,012
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		332,488	329,401
Freddie Mac, 2.5%, 11/25/2050 (i)		396,053	65,772
Freddie Mac, 3%, 10/25/2052 (i)		140,217	22,570
Freddie Mac, 4.761%, 1/25/2054		165,429	166,687
Freddie Mac, 4.961%, 8/25/2054		436,980	439,683
Freddie Mac, 5.161%, 12/25/2054		356,532	359,921
Freddie Mac, 7.611%, 9/25/2055		105,557	109,391
Freddie Mac, 2.313%, 8/15/2057 (i)		163,457	21,566
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 11/01/2049		471,426	438,349
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2053		1,342,623	1,183,137
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 6/01/2052		1,238,478	1,045,554

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 2%, 1/01/2052 - 2/01/2052		$1,752,028	$1,418,129
Freddie Mac, UMBS, 4%, 5/01/2052		36,671	34,946
Freddie Mac, UMBS, 6%, 11/01/2052 - 2/01/2055		229,647	237,597
Freddie Mac, UMBS, 6.5%, 8/01/2053 - 11/01/2054		357,892	372,158
Freddie Mac, UMBS, 5.5%, 4/01/2054 - 11/01/2054		1,504,542	1,512,610
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053		78,508	78,638
Ginnie Mae, 3.5%, 6/20/2043		321,972	305,111
Ginnie Mae, 2.5%, 8/20/2051 - 8/20/2052		977,155	843,262
Ginnie Mae, 2%, 1/20/2052		290,078	239,770
Ginnie Mae, 3%, 4/20/2052 - 11/20/2052		342,842	306,507
Ginnie Mae, 4%, 8/20/2052		113,513	107,287
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053		450,710	457,593
Ginnie Mae, 5.072%, 9/20/2053		288,828	292,079
Ginnie Mae, 4.722%, 10/20/2054		188,096	188,574
Ginnie Mae, 7.622%, 5/20/2055		162,057	165,956
Ginnie Mae, 4.472%, 8/20/2065		527,700	528,254
			$19,516,745
Municipals – 0.6%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$120,000	$116,742
Massachusetts Development Finance Agency Rev., Taxable (Middlesex Sustainable Energy Partners), “B”, 7.375%, 10/01/2035		85,000	86,892
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		260,000	228,865
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		530,000	511,936
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		440,000	450,996
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		200,000	166,998
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		265,000	277,088
			$1,839,517
Natural Gas - Distribution – 0.2%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$290,000	$303,450
ENGIE S.A., 3.25%, 1/11/2032	EUR	100,000	113,002
Vier Gas Transport GmbH, 3.625%, 9/08/2033		100,000	112,970
			$529,422
Network & Telecom – 0.2%
NTT Finance Corp., 5.171%, 7/16/2032 (n)		$346,000	$348,532
NTT Finance Corp., 3.619%, 3/04/2035	EUR	350,000	391,970
			$740,502
Non-Global Systemically Important Banks – 1.8%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$400,000	$418,636
AIB Group PLC, 3.75% to 3/20/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.25%) to 3/20/2033	EUR	130,000	149,515
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$200,000	206,672
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)		340,000	335,834
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		300,000	264,459
BPCE S.A., 4.125%, 2/27/2039	EUR	200,000	222,865
CaixaBank S.A., 3.375%, 6/26/2035		300,000	333,221
Ceska Sporitelna A.S., 3.657%, 2/11/2033		100,000	112,840
Commerzbank AG, 3.125%, 9/03/2031		200,000	224,734
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$235,000	212,639
Crédit Agricole S.A, 3.875%, 2/16/2038	EUR	200,000	221,555
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		$273,000	272,194
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		300,000	303,455
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		308,000	306,840
Este Group Bank AG, 3.75%, 4/21/2036	EUR	100,000	112,697
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$227,000	237,960
mBank S.A., 4.034% to 9/27/2029, FLR (EURIBOR - 3mo. + 1.75%) to 9/27/2030	EUR	100,000	115,811

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – continued
Nationwide Building Society, 3.854% to 2/03/2036, FLR (EURIBOR - 3mo. + 0.995%) to 2/03/2037	EUR	220,000	$246,058
NatWest Group PLC, 3.632%, 9/03/2034		130,000	146,350
NatWest Markets PLC, 3.125%, 1/13/2031		150,000	169,859
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$281,000	289,067
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		121,000	123,529
SNB Funding Ltd., 6% to 6/24/2030, FLR (CMT - 5yr. + 2%) to 6/24/2035		315,000	311,350
Texas Capital Bancshares, 5.301% to 2/27/2031, FLR (SOFR - 1 day + 1.94%) to 2/27/2032		415,000	409,171
UniCredit S.p.A., 2.875% to 7/15/2029, FLR (EURIBOR - 3mo. + 0.55%) to 7/15/2030	EUR	130,000	147,401
			$5,894,712
Pharmaceuticals & Biotechnology – 0.4%
AbbVie, Inc., 4.4%, 3/15/2033		$228,000	$223,822
AbbVie, Inc., 5.35%, 3/15/2044		184,000	179,095
AbbVie, Inc., 5.4%, 3/15/2054		131,000	125,086
Cheplapharm Arzneimittel GmbH, 6.75%, 2/15/2032	EUR	190,000	214,458
Eli Lilly & Co., 5.5%, 2/12/2055		$283,000	277,394
Merck & Co., Inc., 4.75%, 12/04/2035		274,000	268,859
			$1,288,714
Pollution Control – 0.1%
Biffa Group Holdings Ltd., 7.375%, 6/15/2031	GBP	170,000	$219,723
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		$182,000	176,960
			$396,683
Railroads – 0.2%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$366,000	$352,845
Union Pacific Corp., 3.25%, 2/05/2050		517,000	350,135
			$702,980
Real Estate - Retail – 0.5%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	433,000	$323,687
Hammerson PLC, 3.5%, 4/15/2032	EUR	260,000	287,596
Hammerson PLC, 5.875%, 10/08/2036	GBP	100,000	127,193
Klepierre S.A., 3.75%, 9/30/2037	EUR	100,000	109,713
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$501,000	450,672
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		169,000	166,906
			$1,465,767
Real Estate - Storage & Office – 0.2%
Colonial SFL Socimi S.A., 3.875%, 4/08/2031	EUR	100,000	$115,155
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		$142,000	143,808
Highwoods Realty LP, 5.35%, 1/15/2033		237,000	231,406
Vornado Realty LP, 5.75%, 2/01/2033		166,000	162,784
			$653,153
Refining – 0.1%
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		$325,000	$178,750
Retail & E-commerce – 0.5%
Amazon.com, Inc., 3.7%, 3/16/2035	EUR	180,000	$205,725
Amazon.com, Inc., 4.05%, 3/16/2039		320,000	363,021
Amazon.com, Inc., 5.8%, 3/13/2056		$351,000	350,718
DICK'S Sporting Goods, 4.1%, 1/15/2052		327,000	231,611
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	100,000	110,619
Home Depot, Inc., 4.875%, 2/15/2044		$178,000	162,546
Home Depot, Inc., 3.625%, 4/15/2052		109,000	77,801
			$1,502,041

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Semiconductor & Electronic Components – 0.2%
Broadcom, Inc., 4.55%, 2/15/2032		$121,000	$119,948
Broadcom, Inc., 5.2%, 7/15/2035		143,000	144,115
Broadcom, Inc., 5.7%, 1/15/2056		161,000	160,165
Intel Corp., 5.7%, 2/10/2053		143,000	131,670
			$555,898
Software – 0.4%
Microsoft Corp., 2.525%, 6/01/2050		$186,000	$111,526
Oracle Corp., 4.95%, 2/04/2031		143,000	139,917
Oracle Corp., 5.35%, 5/04/2033		158,000	153,810
Oracle Corp., 5.7%, 2/04/2036		114,000	109,610
Oracle Corp., 4%, 7/15/2046		106,000	71,383
Sage Group PLC, 3.821%, 2/25/2033	EUR	100,000	112,070
Sage Group PLC, 2.875%, 2/08/2034	GBP	191,000	205,172
Salesforce, Inc., 4.9%, 9/15/2031		$246,000	245,651
			$1,149,139
Supermarkets – 0.2%
Eroski Sociedad Cooperativa, 5.75%, 5/15/2031	EUR	100,000	$116,912
Kroger Co., 5.5%, 9/15/2054		$167,000	155,089
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	140,000	157,834
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	160,000	201,082
			$630,917
Supranational – 0.5%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174		$200,000	$194,792
European Union, 2.75%, 12/13/2032	EUR	1,310,000	1,479,038
			$1,673,830
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc., 3.2%, 2/19/2032	EUR	210,000	$236,284
T-Mobile USA, Inc., 5.05%, 7/15/2033		$147,000	148,018
T-Mobile USA, Inc., 5.75%, 1/15/2034		142,000	148,079
			$532,381
Telephone Services – 0.1%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	150,000	$155,779
TELUS Corp., 5.25%, 11/15/2032	CAD	384,000	290,535
			$446,314
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	167,000	$194,215
Imperial Brands Finance PLC, 3.875%, 8/02/2033		190,000	213,131
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$267,000	273,660
			$681,006
Transportation & Logistics – 0.4%
Aeroporti di Roma S.p.A, 3.625%, 2/17/2034	EUR	170,000	$189,510
Autoroutes du Sud de la France S.A., 3.375%, 1/19/2034		200,000	224,514
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$78,000	78,203
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		216,000	217,988
Ferrovial SE, 3.625%, 9/18/2032	EUR	180,000	205,335
Heathrow Funding Ltd., 5.625%, 2/05/2034	GBP	150,000	190,395
Heathrow Funding Ltd., 5.875%, 5/13/2041		110,000	136,306
Transurban Finance Co. Pty Ltd., 4.033%, 11/26/2037	EUR	100,000	113,420
			$1,355,671

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Travel, Gaming, & Lodging – 0.2%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		$400,000	$396,276
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	140,000	179,194
Sands China Ltd., 4.375%, 6/18/2030		$226,000	218,079
			$793,549
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$3,148	$3,146
U.S. Treasury Obligations – 2.1%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$2,369,000	$2,099,619
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		739,000	718,533
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		3,338,000	3,087,259
U.S. Treasury Notes, 4.25%, 5/15/2035 (f)		782,000	779,923
			$6,685,334
Utilities – 2.1%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$422,000	$384,680
AEP Texas, Inc., 5.7%, 5/15/2034		215,000	221,312
AEP Transmission Co. LLC, 5.375%, 6/15/2035		218,000	221,299
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		79,000	73,598
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		76,000	62,100
Bruce Power LP, 2.68%, 12/21/2028	CAD	187,000	131,521
Bruce Power LP, 4.27%, 12/21/2034		410,000	290,781
Duke Energy Florida LLC, 6.2%, 11/15/2053		$278,000	291,108
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	450,000	502,521
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	200,000	259,173
Emera U.S. Finance LP, 2.639%, 6/15/2031		$449,000	400,498
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		230,000	204,152
Eversource Energy, 5.5%, 1/01/2034		146,000	148,056
Georgia Power Co., 4.95%, 5/17/2033		182,000	183,435
Hydro One, Inc., 4.25%, 1/04/2035	CAD	493,000	356,263
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$184,000	165,293
Jersey Central Power & Light Co., 5.1%, 1/15/2035		74,000	73,968
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	250,000	284,344
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		$186,000	187,293
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035		179,000	182,908
Pacific Gas & Electric Co., 6.1%, 1/15/2029		68,000	70,365
Pacific Gas & Electric Co., 6.4%, 6/15/2033		53,000	56,250
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		337,000	312,354
PSEG Power LLC, 5.2%, 5/15/2030 (n)		320,000	324,837
Scottish Hydro Electric Power Distribution PLC, 3.375%, 11/02/2033	EUR	260,000	290,520
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031		260,000	292,172
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)		$229,000	225,313
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)		229,000	224,006
Xcel Energy, Inc., 5.5%, 3/15/2034		155,000	157,564
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		73,000	75,129
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		155,000	163,169
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		35,000	36,975
			$6,852,957
Utilities - Gas – 0.5%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$124,000	$122,933
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	390,000	379,458
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$102,000	101,312
EP Infrastructure A.S., 4.125%, 2/27/2033	EUR	257,000	285,395
EP Infrastructure A.S., 4.375%, 1/29/2034		138,000	154,465
Spire, Inc., 4.6%, 9/01/2031		$370,000	365,611
Spire, Inc., 6.25%, 6/01/2056		314,000	310,498
			$1,719,672

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Other – 0.1%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	230,000	$259,354
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2037		190,000	211,161
			$470,515
Total Bonds			$195,129,550
Common Stocks – 33.2%
Aerospace & Defense – 0.6%
Boeing Co. (a)		833	$165,792
General Dynamics Corp. (f)		2,535	870,063
L3Harris Technologies, Inc.		1,760	607,464
Leidos Holdings, Inc.		2,121	329,858
			$1,973,177
Alcoholic Beverages – 0.7%
Ambev S.A.		311,400	$916,793
Diageo PLC		39,414	732,324
Heineken N.V.		5,816	447,561
			$2,096,678
Apparel, Footwear, & Accessories – 0.1%
Chow Tai Fook Jewellery Group		111,400	$155,552
Compagnie Financiere Richemont S.A.		577	102,817
LVMH Moet Hennessy Louis Vuitton SE		371	206,226
			$464,595
Auto & Auto Components – 0.7%
Aptiv PLC (a)		9,427	$551,480
Compagnie Generale des Etablissements Michelin		9,850	335,415
Lear Corp.		4,947	598,983
LKQ Corp. (f)		15,222	447,070
PT Astra International Tbk		641,400	239,129
			$2,172,077
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp. (f)		24,313	$2,284,936
Julius Baer Group Ltd.		8,083	595,625
Northern Trust Corp. (f)		14,674	2,048,050
			$4,928,611
Business Services – 0.8%
Accenture PLC, “A”		3,782	$749,933
Cognizant Technology Solutions Corp., “A”		2,035	124,847
Experian PLC		5,127	178,207
Fidelity National Information Services, Inc.		8,697	407,976
Fiserv, Inc. (a)		3,678	205,233
Otsuka Corp.		5,000	95,887
Sodexo		9,896	508,005
Tata Consultancy Services Ltd.		6,431	162,808
Verisk Analytics, Inc., “A”		501	95,065
			$2,527,961
Chemicals – 0.7%
Akzo Nobel N.V.		9,408	$539,880
Axalta Coating Systems Ltd. (a)		13,956	386,581
FUJIFILM Holdings Corp.		13,400	254,675
Nitto Denko Corp.		9,100	182,064
PPG Industries, Inc.		3,652	390,326

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – continued
Shin-Etsu Chemical Co. Ltd.	12,900	$524,870
		$2,278,396
Conglomerates – 0.1%
Honeywell International, Inc. (f)	1,922	$434,430
Construction – 0.6%
Anhui Conch Cement Co. Ltd.	62,000	$168,441
Compagnie de Saint-Gobain S.A.	2,892	237,998
Masco Corp. (f)	12,080	729,269
Midea Group Co. Ltd., “A”	13,900	154,415
Techtronic Industries Co. Ltd.	48,000	638,911
		$1,929,034
Consumer Products – 1.2%
Colgate-Palmolive Co.	12,146	$1,035,204
Haleon PLC	121,849	602,862
Kenvue, Inc. (f)	67,595	1,165,338
Kimberly-Clark Corp. (f)	6,442	621,460
Reckitt Benckiser Group PLC	5,050	342,706
		$3,767,570
Consumer Services – 0.1%
Airbnb, Inc., “A” (a)	1,515	$191,314
Containers – 0.1%
Smurfit Westrock PLC	7,590	$302,461
Diversified Financial Services – 0.0%
CME Group, Inc.	391	$115,482
Electrical Equipment – 0.9%
Eaton Corp. PLC	1,064	$380,561
Legrand S.A.	2,700	417,217
Mitsubishi Electric Corp.	30,000	979,724
Schneider Electric SE	3,420	939,372
Versigent PLC (a)	3,142	100,083
		$2,816,957
Energy - Independent – 2.9%
Cenovus Energy, Inc.	22,521	$597,711
Chevron Corp.	3,335	690,012
ConocoPhillips (f)	12,347	1,629,804
Eni S.p.A.	75,133	2,133,499
Exxon Mobil Corp. (f)	6,584	1,117,042
PetroChina Co. Ltd.	494,000	671,096
Suncor Energy, Inc.	5,137	339,771
TotalEnergies SE	17,876	1,650,549
Valero Energy Corp.	705	174,191
Woodside Energy Group Ltd.	19,617	467,877
		$9,471,552
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	5,506	$207,510

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment & Leisure – 0.2%
Brunswick Corp.	6,421	$467,192
NetEase, Inc.	13,200	293,694
		$760,886
Food & Beverages – 0.5%
Danone S.A.	6,588	$529,097
General Mills, Inc. (f)	7,647	284,621
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	19,500	74,524
Nomad Foods Ltd.	6,641	63,820
PepsiCo, Inc.	1,642	254,986
Tyson Foods, Inc., “A”	4,486	287,418
WH Group Ltd.	152,500	200,947
		$1,695,413
Food & Drug Stores – 0.8%
Albertsons Cos., Inc., “A”	9,601	$163,601
Seven & I Holdings Co. Ltd.	44,300	596,251
Tesco PLC	287,967	1,815,729
		$2,575,581
Global Systemically Important Banks – 2.5%
Bank of America Corp. (f)(s)	26,560	$1,294,800
BNP Paribas S.A.	19,367	1,844,920
China Construction Bank Corp.	698,000	758,096
Goldman Sachs Group, Inc. (s)	610	516,054
ING Groep N.V.	8,353	218,258
JPMorgan Chase & Co. (f)	1,953	574,494
Mitsubishi UFJ Financial Group, Inc.	59,800	1,010,361
UBS Group AG	45,645	1,775,317
		$7,992,300
Hardware, Peripherals, & Assembly – 1.3%
Amadeus IT Group S.A.	8,057	$458,002
Cap Gemini S.A.	7,699	899,896
Hitachi Ltd.	29,000	847,543
Hon Hai Precision Industry Co. Ltd.	81,000	487,359
Lenovo Group Ltd.	74,000	87,938
NEC Corp.	16,900	421,040
Samsung Electronics Co. Ltd.	6,462	725,877
Seagate Technology Holdings PLC	827	323,986
		$4,251,641
Health Maintenance Organizations – 0.8%
Cigna Group (f)	8,981	$2,395,682
Humana, Inc.	940	162,986
		$2,558,668
Insurance – 1.7%
Aon PLC (f)(s)	4,506	$1,454,447
Chubb Ltd.	3,374	1,099,688
DB Insurance Co. Ltd.	819	89,526
Hartford Insurance Group, Inc.	2,383	322,253
Lincoln National Corp.	2,416	85,768
Manulife Financial Corp.	15,198	523,534
MetLife, Inc.	5,681	401,760
Sompo Holdings, Inc.	10,000	390,733
Willis Towers Watson PLC	3,630	1,055,241
		$5,422,950

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Interactive Media Services – 0.1%
Baidu, Inc., ADR (a)	1,628	$181,392
Versant Media Group, Inc.	1,335	49,421
		$230,813
Machinery & Tools – 0.3%
AGCO Corp.	1,590	$184,233
Daikin Industries Ltd.	1,600	194,106
Finning International, Inc.	5,102	315,707
GEA Group AG	2,246	158,726
Wabtec Corp.	864	215,922
		$1,068,694
Media – 1.2%
Informa PLC	47,003	$468,579
Omnicom Group, Inc. (f)	21,486	1,618,111
Publicis Groupe S.A.	4,304	355,945
RELX PLC	16,642	552,072
Wolters Kluwer N.V.	9,864	737,927
		$3,732,634
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	4,793	$530,393
Medical Equipment – 1.3%
Agilent Technologies, Inc.	1,683	$191,828
Becton, Dickinson and Co. (f)	9,977	1,568,684
Medtronic PLC (f)	22,257	1,928,569
Waters Corp. (a)	2,070	616,446
		$4,305,527
Metals & Mining – 1.0%
Glencore PLC	132,627	$1,010,618
Rio Tinto PLC	11,337	1,053,795
Toyota Tsusho Corp.	25,500	997,838
Vale S.A.	6,500	103,501
		$3,165,752
Natural Gas - Pipeline – 0.0%
APA Group	5,506	$37,862
Network & Telecom – 0.2%
LM Ericsson Telephone Co., “B”	50,332	$570,117
Non-Global Systemically Important Banks – 1.4%
ABN AMRO Group N.V., GDR	23,182	$741,480
AIB Group PLC	23,828	253,433
Banca Mediolanum S.p.A.	4,428	89,934
BPER Banca S.p.A.	22,297	291,061
DBS Group Holdings Ltd.	2,550	113,305
Grupo Financiero Banorte S.A. de C.V.	11,837	131,281
M&T Bank Corp.	855	176,745
NatWest Group PLC	255,211	1,893,680
PNC Financial Services Group, Inc.	2,714	564,756
Popular, Inc.	1,928	258,680
Regions Financial Corp.	4,674	122,085
Sberbank of Russia PJSC (a)(u)	137,348	0
		$4,636,440

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
Tenaris S.A.	19,356	$565,380
Pharmaceuticals & Biotechnology – 2.7%
AbbVie, Inc. (f)	3,323	$722,719
Johnson & Johnson (f)	7,839	1,916,165
Novartis AG	5,616	852,675
Pfizer, Inc. (f)	90,677	2,546,210
Roche Holding AG	3,186	1,258,043
Sandoz Group AG	3,579	280,731
Sanofi S.A.	10,141	978,158
		$8,554,701
Real Estate – 0.1%
Essential Properties Realty Trust, REIT	5,650	$171,534
NNN REIT, Inc.	2,825	118,735
		$290,269
Real Estate - Storage & Office – 0.1%
Cousins Properties, Inc., REIT	4,057	$91,566
Highwoods Properties, Inc., REIT	7,483	160,211
		$251,777
Restaurants – 0.2%
Aramark	16,073	$651,599
Retail & E-commerce – 0.2%
Bath & Body Works, Inc.	5,239	$97,812
Home Depot, Inc.	942	309,815
Shimamura Co. Ltd.	7,200	150,242
		$557,869
Semiconductor & Electronic Components – 0.8%
Intel Corp. (a)	8,267	$364,823
Kyocera Corp.	49,000	757,515
Lam Research Corp.	2,022	432,021
NVIDIA Corp.	978	170,563
NXP Semiconductors N.V.	3,711	730,547
SK Square Co. Ltd. (a)	388	123,140
		$2,578,609
Software – 0.6%
Microsoft Corp. (f)	3,989	$1,476,608
Salesforce, Inc.	2,584	482,355
		$1,958,963
Telecom Services – 0.7%
Comcast Corp., “A”	33,144	$951,564
KDDI Corp.	47,200	809,988
Koninklijke KPN N.V.	56,893	316,435
PT Telekom Indonesia	753,400	137,248
		$2,215,235
Tobacco – 1.0%
Altria Group, Inc.	5,130	$338,529
British American Tobacco PLC	26,405	1,538,110
Philip Morris International, Inc. (f)	7,286	1,204,667
		$3,081,306

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Transportation & Logistics – 0.3%
Union Pacific Corp.	3,357	$814,475
Yangzijian Shipbuilding Holdings Ltd.	67,900	201,764
		$1,016,239
Travel, Gaming, & Lodging – 0.1%
FDJ United	3,384	$98,704
Ryanair Holdings PLC	6,285	178,057
		$276,761
Utilities – 1.6%
Ameren Corp.	932	$102,445
Atmos Energy Corp.	3,405	628,972
CLP Holdings Ltd.	28,000	263,630
Duke Energy Corp.	3,248	425,293
E.ON SE	40,630	888,041
Edison International (f)	7,764	568,170
National Grid PLC	81,678	1,377,005
PG&E Corp. (f)	45,397	797,625
Xcel Energy, Inc.	2,153	171,034
		$5,222,215
Total Common Stocks		$106,434,399
Preferred Stocks – 0.5%
Consumer Products – 0.4%
Henkel AG & Co. KGaA	15,181	$1,166,397
Hardware, Peripherals, & Assembly – 0.1%
Samsung Electronics Co. Ltd.	4,137	$329,394
Total Preferred Stocks		$1,495,791
Convertible Preferred Stocks – 0.4%
Aerospace & Defense – 0.1%
Boeing Co., 6%, 10/15/2027	4,275	$277,362
Utilities – 0.3%
NextEra Energy, Inc., 7.234%, 11/01/2027	10,149	$533,228
PG&E Corp., 6%, 12/01/2027	7,646	328,702
		$861,930
Total Convertible Preferred Stocks		$1,139,292
Convertible Bonds – 0.0%
Utilities – 0.0%
PG&E Corp., 4.25%, 12/01/2027	$97,000	$100,441
Mutual Funds (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 3.71% (v)	8,443,878	$8,443,878

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Euro Stoxx 50 Index – 6/19/2026 @ EUR 5,350	Put	Goldman Sachs International	$6,437,772	100	$227,009

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Market Index Securities – continued
iShares MSCI Emerging Market ETF – 6/18/2026 @ $43	Put	Merrill Lynch International	$10,790,100	1,900	$41,800
S&P 500 Index – 9/18/2026 @ $6,050	Put	Merrill Lynch International	4,569,964	7	139,440
					$408,249
OTC Swaptions – 0.0%
iTraxx Europe Crossover Series 44 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – 4/15/2026 @ 3.25%	Put	Citibank N.A.	$6,660,000	N/A	$61,902
Total Purchased Options					$470,151

Other Assets, Less Liabilities – 2.4%	7,759,369
Net Assets – 100.0%	$320,972,871

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,443,878 and
$304,769,624, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $45,348,453, representing 14.1% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
BBSW	Bank Bill Swap Reference Rate
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone

Portfolio of Investments (unaudited) – continued
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 3/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,847,436	USD	1,911,478	Barclays Bank PLC	4/17/2026	$52,749
AUD	667,149	USD	449,281	HSBC Bank	4/17/2026	10,934
AUD	156,135	USD	104,877	Merrill Lynch International	4/17/2026	2,829
AUD	38,357	USD	25,805	Morgan Stanley Capital Services LLC	4/17/2026	655
CNH	69,716,754	USD	10,045,732	Goldman Sachs International	4/17/2026	87,393
CNH	7,272,984	USD	1,048,691	Merrill Lynch International	4/17/2026	8,416
EUR	396,195	USD	456,662	HSBC Bank	4/17/2026	1,604
EUR	348,453	USD	402,386	JPMorgan Chase Bank N.A.	4/17/2026	658
EUR	749,688	USD	862,651	Merrill Lynch International	4/17/2026	4,491
EUR	393,035	USD	453,682	State Street Corp.	4/17/2026	930
HUF	54,010,339	USD	161,836	State Street Corp.	4/17/2026	407
JPY	79,712,096	USD	502,262	JPMorgan Chase Bank N.A.	4/17/2026	644
MXN	8,288,888	USD	461,070	Barclays Bank PLC	4/17/2026	976
MYR	3,508,851	USD	863,717	Barclays Bank PLC	4/15/2026	3,218
NOK	1,658,677	USD	164,654	HSBC Bank	4/17/2026	6,642
NOK	10,508,723	USD	1,073,557	JPMorgan Chase Bank N.A.	4/17/2026	11,708
THB	38,278,000	USD	1,167,115	Barclays Bank PLC	4/17/2026	7,736
ZAR	3,727,912	USD	218,156	Merrill Lynch International	4/17/2026	1,907
USD	458,524	AUD	650,000	HSBC Bank	4/17/2026	10,139
USD	520,461	AUD	742,444	JPMorgan Chase Bank N.A.	4/17/2026	8,306
USD	1,085,027	AUD	1,538,055	State Street Corp.	4/17/2026	24,042
USD	706,599	AUD	1,000,000	UBS AG	4/17/2026	16,775
USD	240,119	CAD	330,958	Citibank N.A.	4/17/2026	2,039
USD	1,052,399	CAD	1,437,000	Citibank N.A.	5/15/2026	17,417
USD	1,965,344	CAD	2,692,217	JPMorgan Chase Bank N.A.	4/17/2026	28,660
USD	858,731	CAD	1,187,747	Merrill Lynch International	4/17/2026	4,308
USD	133,250	CAD	179,138	Morgan Stanley Capital Services LLC	4/17/2026	4,384
USD	1,439,878	CAD	1,968,983	State Street Corp.	4/17/2026	23,462

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	5,901,240	CAD	7,986,830	State Street Corp.	5/15/2026	$148,822
USD	1,972,499	CHF	1,514,000	HSBC Bank	5/15/2026	70,081
USD	13,697,583	CHF	10,408,692	State Street Corp.	5/15/2026	618,537
USD	967,592	CLP	887,334,471	Citibank N.A.	5/15/2026	9,008
USD	209,616	CNH	1,440,717	Citibank N.A.	4/17/2026	212
USD	302,991	CNY	2,077,000	Merrill Lynch International	5/15/2026	1,492
USD	846,433	CZK	17,599,103	Citibank N.A.	4/17/2026	17,464
USD	386,000	CZK	7,843,822	Deutsche Bank AG	5/15/2026	16,415
USD	1,542,305	CZK	32,507,892	Merrill Lynch International	4/17/2026	11,088
USD	167,937	CZK	3,451,210	State Street Corp.	4/17/2026	5,375
USD	21,081	DKK	132,810	Morgan Stanley Capital Services LLC	4/17/2026	527
USD	528,351	DKK	3,297,301	State Street Corp.	5/13/2026	17,296
USD	1,923,847	EUR	1,643,005	Barclays Bank PLC	4/17/2026	23,433
USD	361,810	EUR	305,830	Goldman Sachs International	4/17/2026	8,065
USD	3,922,822	EUR	3,322,002	HSBC Bank	4/17/2026	80,363
USD	1,120,303	EUR	950,732	JPMorgan Chase Bank N.A.	4/17/2026	20,621
USD	55,798,150	EUR	46,759,800	JPMorgan Chase Bank N.A.	5/15/2026	1,641,651
USD	92,446	EUR	78,876	Morgan Stanley Capital Services LLC	4/17/2026	1,213
USD	227,058	EUR	188,860	NatWest Markets PLC	4/17/2026	8,609
USD	6,040,037	EUR	5,129,749	State Street Corp.	4/17/2026	106,610
USD	118,104	EUR	100,000	UBS AG	4/17/2026	2,437
USD	3,251,175	GBP	2,415,390	HSBC Bank	4/17/2026	54,240
USD	7,273,878	GBP	5,322,346	HSBC Bank	5/15/2026	229,744
USD	4,710,182	GBP	3,520,998	JPMorgan Chase Bank N.A.	4/17/2026	49,898
USD	359,521	GBP	263,093	State Street Corp.	4/17/2026	11,302
USD	769,252	IDR	12,966,131,000	Deutsche Bank AG	5/13/2026	6,938
USD	1,046,721	IDR	17,658,190,938	Merrill Lynch International	4/30/2026	8,241
USD	428,721	ILS	1,321,342	Barclays Bank PLC	5/15/2026	7,835
USD	8,023	INR	742,936	JPMorgan Chase Bank N.A.	4/30/2026	209
USD	902,253	JPY	139,108,708	Citibank N.A.	4/17/2026	24,611
USD	20,562,604	JPY	3,185,480,490	NatWest Markets PLC	5/15/2026	417,726
USD	1,032,371	JPY	157,026,594	State Street Corp.	4/17/2026	41,684
USD	8,088,393	KRW	11,767,641,279	Citibank N.A.	4/15/2026	402,640
USD	1,151,440	KRW	1,649,000,000	Deutsche Bank AG	4/15/2026	74,435
USD	1,918,278	KRW	2,794,556,970	Goldman Sachs International	5/15/2026	91,517
USD	329,567	KRW	481,400,000	Morgan Stanley Capital Services LLC	4/15/2026	15,152
USD	684,177	MXN	11,854,487	JPMorgan Chase Bank N.A.	5/15/2026	24,941
USD	2,571,853	MXN	45,577,258	State Street Corp.	4/17/2026	31,247
USD	766,501	MYR	3,002,000	Barclays Bank PLC	5/15/2026	24,114
USD	380,906	NOK	3,659,000	Goldman Sachs International	5/15/2026	3,100
USD	1,576,584	NZD	2,660,864	HSBC Bank	4/17/2026	46,768
USD	840,652	NZD	1,419,031	JPMorgan Chase Bank N.A.	4/17/2026	24,806
USD	758,327	NZD	1,293,270	Merrill Lynch International	4/17/2026	14,784
USD	990,688	NZD	1,692,577	State Street Corp.	4/17/2026	17,571
USD	2,124,063	NZD	3,543,000	State Street Corp.	5/15/2026	85,070
USD	413,222	PEN	1,415,907	Citibank N.A.	4/23/2026	6,748
USD	41,862	PLN	149,311	Barclays Bank PLC	4/17/2026	1,641
USD	440,125	PLN	1,555,778	Deutsche Bank AG	5/15/2026	21,070
USD	181,949	PLN	652,000	Goldman Sachs International	5/15/2026	6,330
USD	199,564	RON	857,000	Goldman Sachs International	5/15/2026	5,721
USD	147,457	SEK	1,317,520	Barclays Bank PLC	4/17/2026	8,173
USD	1,629,504	SEK	14,713,000	Merrill Lynch International	5/15/2026	71,879
USD	407,119	SGD	512,722	HSBC Bank	5/15/2026	7,111
USD	1,049,889	SGD	1,345,538	Merrill Lynch International	4/17/2026	2,225

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	3,935,760	THB	122,795,504	Barclays Bank PLC	4/17/2026	$166,846
USD	1,448,764	THB	44,931,000	Barclays Bank PLC	5/15/2026	69,775
USD	210,881	ZAR	3,422,851	Barclays Bank PLC	4/17/2026	8,826
USD	1,050,498	ZAR	17,322,285	Merrill Lynch International	4/17/2026	27,946
						$5,265,612
Liability Derivatives
AUD	15,571,000	USD	11,044,837	Barclays Bank PLC	5/15/2026	$(307,540)
AUD	2,012,497	USD	1,438,719	Citibank N.A.	4/17/2026	(50,453)
AUD	91,233	USD	64,322	HSBC Bank	5/15/2026	(1,411)
AUD	47,573	USD	33,203	NatWest Markets PLC	4/17/2026	(386)
CAD	328,219	USD	241,044	Citibank N.A.	4/17/2026	(4,934)
CAD	1,565,321	USD	1,152,858	Merrill Lynch International	4/17/2026	(26,822)
CHF	982,944	USD	1,245,428	HSBC Bank	4/17/2026	(14,099)
CHF	820,525	USD	1,052,687	JPMorgan Chase Bank N.A.	4/17/2026	(24,820)
CLP	714,676,000	USD	781,161	Barclays Bank PLC	5/15/2026	(9,099)
CLP	295,196,875	USD	330,453	Citibank N.A.	5/15/2026	(11,553)
CNH	3,550,557	USD	516,947	Merrill Lynch International	4/17/2026	(884)
CNH	3,021,487	USD	439,332	State Street Corp.	4/17/2026	(168)
CZK	29,275,771	USD	1,403,291	HSBC Bank	4/17/2026	(24,316)
DKK	2,723,493	USD	426,691	State Street Corp.	4/17/2026	(5,194)
EUR	129,607	USD	152,020	Barclays Bank PLC	4/17/2026	(2,108)
EUR	1,370,067	USD	1,622,678	Citibank N.A.	4/17/2026	(37,962)
EUR	2,611,192	USD	3,064,520	HSBC Bank	4/17/2026	(44,234)
EUR	1,881,577	USD	2,213,834	JPMorgan Chase Bank N.A.	4/17/2026	(37,471)
EUR	729,354	USD	848,474	Merrill Lynch International	4/17/2026	(4,852)
EUR	1,167,139	USD	1,369,741	NatWest Markets PLC	4/17/2026	(19,747)
EUR	3,619,366	USD	4,254,929	State Street Corp.	4/17/2026	(68,520)
EUR	793,662	USD	930,571	UBS AG	4/17/2026	(12,567)
GBP	77,644	USD	104,367	BNP Paribas	4/17/2026	(1,600)
GBP	222,599	USD	299,218	Citibank N.A.	4/17/2026	(4,593)
GBP	144,612	USD	194,780	Goldman Sachs International	4/17/2026	(3,376)
GBP	84,980	USD	114,307	HSBC Bank	4/17/2026	(1,830)
GBP	3,666,000	USD	4,956,014	JPMorgan Chase Bank N.A.	5/15/2026	(104,057)
GBP	189,263	USD	254,773	Merrill Lynch International	4/17/2026	(4,270)
GBP	965,238	USD	1,308,039	State Street Corp.	4/17/2026	(30,479)
IDR	14,438,214,146	USD	859,981	Merrill Lynch International	4/30/2026	(10,867)
ILS	1,176,590	USD	377,354	Barclays Bank PLC	4/17/2026	(2,887)
JPY	255,687,383	USD	1,633,499	HSBC Bank	4/17/2026	(20,358)
JPY	1,427,682,608	USD	9,052,599	JPMorgan Chase Bank N.A.	4/17/2026	(45,296)
JPY	765,740,000	USD	4,922,631	JPMorgan Chase Bank N.A.	5/15/2026	(80,115)
JPY	46,178,463	USD	294,818	Morgan Stanley Capital Services LLC	4/17/2026	(3,476)
JPY	32,963,266	USD	213,783	State Street Corp.	4/17/2026	(5,816)
KRW	399,901,032	USD	278,483	Barclays Bank PLC	4/15/2026	(17,297)
KRW	3,674,000,000	USD	2,515,512	Citibank N.A.	4/15/2026	(115,927)
KRW	1,535,327,987	USD	1,066,422	Citibank N.A.	4/16/2026	(63,632)
MXN	7,332,953	USD	422,645	State Street Corp.	4/17/2026	(13,886)
NOK	133,330,623	USD	13,900,290	Citibank N.A.	5/15/2026	(133,398)
NZD	169,747	USD	98,247	Barclays Bank PLC	4/17/2026	(654)
NZD	447,968	USD	271,289	HSBC Bank	5/15/2026	(13,484)
PEN	340,000	USD	98,110	Barclays Bank PLC	4/23/2026	(504)
PLN	2,478,679	USD	687,146	Barclays Bank PLC	4/17/2026	(19,449)
RON	1,057,543	USD	240,778	Citibank N.A.	4/17/2026	(1,193)
SEK	90,815,497	USD	10,212,917	Deutsche Bank AG	5/15/2026	(598,530)
SEK	8,436,328	USD	919,671	State Street Corp.	4/17/2026	(27,809)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
SGD	1,628,918	USD	1,292,333	Merrill Lynch International	4/17/2026	$(24,023)
SGD	1,233,889	USD	974,530	State Street Corp.	4/17/2026	(13,799)
THB	59,493,429	USD	1,915,004	JPMorgan Chase Bank N.A.	4/17/2026	(88,996)
TWD	16,503,031	USD	527,001	Barclays Bank PLC	4/15/2026	(10,304)
USD	1,879,594	BRL	10,006,208	Goldman Sachs International	5/05/2026	(40,439)
USD	1,098,606	CHF	878,206	State Street Corp.	4/17/2026	(1,517)
USD	209,413	CNH	1,446,079	HSBC Bank	4/17/2026	(771)
USD	276,281	CNH	1,917,000	State Street Corp.	4/17/2026	(2,350)
USD	18,376,213	CNY	126,639,675	Merrill Lynch International	5/15/2026	(6,895)
USD	344,322	EUR	298,078	Barclays Bank PLC	4/17/2026	(456)
USD	573,468	EUR	499,065	HSBC Bank	4/17/2026	(3,786)
USD	525,795	EUR	456,368	JPMorgan Chase Bank N.A.	4/17/2026	(2,072)
USD	1,287,243	EUR	1,118,977	Merrill Lynch International	4/17/2026	(7,044)
USD	565,960	EUR	491,489	State Street Corp.	4/17/2026	(2,530)
USD	115,455	EUR	100,000	UBS AG	4/17/2026	(212)
USD	66,518	GBP	50,404	Goldman Sachs International	4/17/2026	(195)
USD	404,860	JPY	64,303,241	Citibank N.A.	4/17/2026	(832)
USD	1,013,381	NOK	10,217,694	JPMorgan Chase Bank N.A.	4/17/2026	(41,828)
USD	514,754	TWD	16,503,031	Barclays Bank PLC	4/15/2026	(1,942)
						$(2,283,914)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Short	EUR	4	$361,781	April – 2026	$3,685
DAX Index	Short	EUR	9	5,939,134	June – 2026	231,997
FTSE Taiwan Index	Short	USD	29	2,996,280	April – 2026	175,263
FTSE/JSE Top 40 Index	Short	ZAR	109	6,885,174	June – 2026	87,528
KOSPI 200 Index	Short	KRW	43	5,258,667	June – 2026	117,854
MSCI Singapore Index	Long	SGD	96	3,259,983	April – 2026	25,387
S&P 500 E-Mini Index	Short	USD	26	8,541,975	June – 2026	203,199
S&P/ASX 200 Index	Short	AUD	72	10,572,383	June – 2026	105,364
Topix Index	Long	JPY	30	6,623,610	June – 2026	47,427
						$997,704
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	134	$9,962,195	June – 2026	$86,843
Canadian Treasury Bond 10 yr	Long	CAD	27	2,329,286	June – 2026	3,436
Euro-BTP 10 yr	Short	EUR	10	1,344,023	June – 2026	38,928
Euro-Bund 10 yr	Short	EUR	127	18,406,372	June – 2026	386,224
Euro-Buxl 30 yr	Short	EUR	12	1,529,329	June – 2026	29,376
Euro-Schatz 2 yr	Long	EUR	53	6,478,252	June – 2026	4,348
U.S. Treasury Note 10 yr	Short	USD	109	12,104,109	June – 2026	176,646
U.S. Treasury Ultra Note 10 yr	Short	USD	84	9,535,312	June – 2026	167,027
						$892,828
						$1,890,532

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	2,181	$7,262,393	April – 2026	$(748,122)
FTSE 100 Index	Long	GBP	83	11,204,503	June – 2026	(178,153)
FTSE MIB Index	Short	EUR	3	755,510	June – 2026	(1,847)
Hang Seng Index	Long	HKD	70	11,049,648	April – 2026	(201,867)
IBEX 35 Index	Long	EUR	28	5,491,005	April – 2026	(6,289)
Mexbol Index	Short	MXN	18	689,419	June – 2026	(19,926)
Mini Ibovespa	Long	BRL	626	4,555,460	April – 2026	(142,282)
NSE IFSC NIFTY 50 Index	Long	USD	59	2,652,817	April – 2026	(85,692)
OMX 30 Index	Long	SEK	35	1,079,579	April – 2026	(24,938)
Russell 2000 Index	Short	USD	68	8,541,480	June – 2026	(17,929)
S&P/TSX 60 Index	Short	CAD	6	1,645,719	June – 2026	(3,486)
						$(1,430,531)
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	3	$400,259	June – 2026	$(6,214)
Japan Government Bond 10 yr	Long	JPY	27	22,169,245	June – 2026	(257,147)
Long Gilt 10 yr	Long	GBP	72	8,366,320	June – 2026	(472,508)
U.S. Treasury Bond 30 yr	Long	USD	14	1,594,250	June – 2026	(51,121)
U.S. Treasury Note 2 yr	Long	USD	77	15,973,289	June – 2026	(55,518)
U.S. Treasury Note 5 yr	Long	USD	115	12,440,664	June – 2026	(154,039)
						$(996,547)
						$(2,427,078)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	33,500,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$16,791	$—	$16,791
6/18/36	USD	7,900,000	centrally cleared	1-day SOFR / Annually	3.776% / Annually	63,084	7,236	70,320
6/21/56	USD	11,500,000	centrally cleared	1-day SOFR / Annually	4.06% / Annually	120,526	30,023	150,549
						$200,401	$37,259	$237,660
Inflation Swaps
2/12/28	USD	16,340,000	centrally cleared	CPI-U / At Maturity	2.4775% / At Maturity	$109,480	$—	$109,480
						$309,881	$37,259	$347,140
Liability Derivatives
Interest Rate Swaps
6/21/28	USD	34,300,000	centrally cleared	3.441% / Annually	1-day SOFR / Annually	$(85,088)	$(19,973)	$(105,061)
12/13/29	CNY	20,400,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	(6,836)	38	(6,798)
11/26/30	CNY	9,200,000	centrally cleared	1.5772% / Quarterly	CFRR / Quarterly	(425)	—	(425)
6/18/31	USD	43,500,000	centrally cleared	3.492% / Annually	1-day SOFR / Annually	(225,913)	(52,529)	(278,442)
						$(318,262)	$(72,464)	$(390,726)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Inflation Swaps
10/14/28	USD	8,900,000	centrally cleared	CPI-U / Annually	2.74% / Annually	$(14,552)	$—	$(14,552)
						$(332,814)	$(72,464)	$(405,278)
At March 31, 2026, the fund had cash collateral of $1,648,021 and other liquid securities collateral with an aggregate value of $21,153,024 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$55,706,507	$—	$—	$55,706,507
United Kingdom	666,682	10,962,825	—	11,629,507
France	—	9,001,502	—	9,001,502
Japan	809,988	7,402,849	—	8,212,837
Switzerland	—	4,865,208	—	4,865,208
Italy	—	3,079,874	—	3,079,874
Netherlands	—	3,001,541	—	3,001,541
China	181,392	2,363,756	—	2,545,148
Germany	—	2,213,164	—	2,213,164
Other Countries	2,928,298	5,885,896	0	8,814,194
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	6,688,480	—	6,688,480
Non - U.S. Sovereign Debt	—	90,502,784	—	90,502,784
Municipal Bonds	—	1,839,517	—	1,839,517
U.S. Corporate Bonds	—	34,890,214	—	34,890,214
Residential Mortgage-Backed Securities	—	23,178,922	—	23,178,922
Commercial Mortgage-Backed Securities	—	3,813,206	—	3,813,206
Asset-Backed Securities (including CDOs)	—	5,295,356	—	5,295,356
Foreign Bonds	—	29,021,512	—	29,021,512
Purchased Options	139,440	330,711	—	470,151
Investment Companies	8,443,878	—	—	8,443,878
Total	$68,876,185	$244,337,317	$0	$313,213,502
Other Financial Instruments
Futures Contracts – Assets	$1,271,290	$619,242	$—	$1,890,532
Futures Contracts – Liabilities	(1,265,862)	(1,161,216)	—	(2,427,078)
Forward Foreign Currency Exchange Contracts – Assets	—	5,265,612	—	5,265,612
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,283,914)	—	(2,283,914)
Swap Agreements – Assets	—	347,140	—	347,140
Swap Agreements – Liabilities	—	(405,278)	—	(405,278)
For further information regarding security characteristics, see the Portfolio of Investments. At March 31, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2025.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,458,239	$57,453,043	$58,464,866	$(1,052)	$(1,486)	$8,443,878

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$92,854	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2026, are as follows:
United States	35.7%
Japan	14.2%
United Kingdom	14.1%
China	7.2%
France	5.7%
Canada	4.3%
Spain	3.9%
Australia	(4.8)%
Germany	(6.2)%
Other Countries	25.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.